Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the six months ended September 30, 2023 and 2024.

	Millions of yen
	Six months ended September 30
	2023	2024
Commissions	¥171,692	¥204,113
Fees from investment banking	69,750	94,586
Asset management and portfolio service fees	148,473	184,181
Other revenue	20,653	30,472

Total	¥410,568	¥513,352

Schedule Of Disaggregation Of Brokerage Commissions Revenue
Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units primarily provided by the Wealth Management Division (renamed the Retail Division as the “Wealth Management Division
,
” effective from April 1, 2024, to match the condition of business) and to a lesser extent, the Wholesale Division.
The following table shows a breakdown of
Commissions
for the six months ended September 30, 2023 and 2024.

	Millions of yen
	Six months ended September 30
	2023	2024
Brokerage commissions	¥113,548	¥131,886
Commissions for distribution of investment trust	27,389	34,762
Other commissions	30,755	37,465

Total	¥171,692	¥204,113

Schedule Of Disaggregation Of Investment Banking Revenue
The following table shows the breakdown of
Fees from investment banking
for the six months ended September 30, 2023 and 2024.

	Millions of yen
	Six months ended September 30
	2023	2024
Equity underwriting and distribution fees	¥17,627	¥26,669
Debt underwriting and distribution fees	10,555	20,212
Financial advisory fees	23,615	31,912
Other fees	17,953	15,793

Total	¥69,750	¥94,586

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the six months ended September 30, 2023 and 2024.

	Millions of yen
	Six months ended September 30
	2023	2024
Asset management fees	¥92,865	¥114,136
Administration fees	42,005	53,765
Custodial fees	13,603	16,280

Total	¥148,473	¥184,181

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amounts of contract assets as of March 31, 2024 and September 30, 2024 were not significant.

	Millions of yen
	March 31, 2024	September 30, 2024
Customer contract receivables	¥101,668	¥111,990
Contract liabilities (1)	6,073	5,253

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.